Financial Instruments And Risk Management (Schedule of Available-for-sale Securities Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 21,276	$ 22,263
Gross Unrealized Gains	1,652	1,733
Gross Unrealized Losses	0	(70)
Fair Value	22,928	23,926
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21,276	22,263
Gross Unrealized Gains	1,550	1,561
Gross Unrealized Losses	0	(70)
Fair Value	22,826	23,754
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	102	172
Gross Unrealized Losses	0	0
Fair Value	$ 102	$ 172